Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of June 30, 2023 and December 31, 2022 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	June 30, 2023	December 31, 2022
Genius Sports Italy Srl Mortgage	December 2010	December 2025	5.0%	$52	$62
Promissory Note	January 2022	January 2024	4.7%	7,377	14,431

				$7,429	$14,493
Less current portion of debt				(7,400)	(7,405)

Non-current portion of debt				$29	$7,088

Summary of Expected Future Payments
Expected future payments for all borrowings as of June 30, 2023 are as follows:

Fiscal Period:	(in thousands)
2023 (Remaining)	$12
2024	7,400
2025	17
2026	—
2027	—
Thereafter	—

Total payment outstanding	$7,429